Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 24, 2022	Jan. 31, 2023	Jan. 31, 2025 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for First PEO (b)(1)(3)	Compensation Actually Paid to First PEO (c)(1)(4)	Summary Compensation Table Total for Second PEO (b)(2)(3)	Compensation Actually Paid to Second PEO (c)(2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(5)	Average Compensation Actually Paid to Non-PEO NEOs (e)(6)	Total Shareholder Return (f)(7)	Peer Group Total Shareholder Return (g)(8)	Net Loss (Millions) (h)(9)	Revenue (Millions) (h)(10)
2025	$—	$—	$539,845	$(1,812,218)	$2,860,334	$2,978,511	$44	$289	$(28)	$421
2024	$—	$—	$7,596,569	$6,519,882	$1,310,794	$799,041	$40	$220	$(3)	$404
2023	$116,767	$(4,320,252)	$11,442,362	$11,093,689	$2,485,357	$1,618,305	$47	$142	$(66)	$401
2022	$6,947,016	$1,802,610	$—	$—	$3,102,688	$314,916	$54	$183	$(93)	$391
2021	$3,844,235	$4,278,373	$—	$—	$2,171,552	$1,056,461	$113	$146	$(95)	$355

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote	Our first PEO, Howard Lerman, was our PEO for part of fiscal year 2023.Our second PEO, Michael Walrath, has been our PEO since March 25, 2022.This figure is the average of the total compensation paid to our named executive officers, other than our PEO as shown in our Summary Compensation Table. The names of the non-PEO named executive officers for fiscal year 2025 are listed in the table below.

2025
Darryl Bond
Ho Shin

Peer Group Issuers, Footnote			The peer group used is the NASDAQ Computer Index, as used in the company's performance graph in our Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above until the last day of each reported fiscal year.
PEO Total Compensation Amount			$ 539,845
PEO Actually Paid Compensation Amount			$ (1,812,218)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total(a)	$539,845	$2,860,334
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$—	$(2,163,340)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$—	$2,158,240
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$(2,352,063)	$112,506
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$—	$10,771
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$(1,812,218)	$2,978,511
(a)    We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the current fiscal year.
(c)    In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the current fiscal year.

	2025
Restricted Stock Units
Stock Price ($)	4.99	—	6.63

Performance Share Units
TSR Realized Performance (Percentile)	<40th Percentile
Volatility	50.29%	—	56.46%
Risk Free Interest Rate	4.09%	—	4.40%

Non-PEO NEO Average Total Compensation Amount			$ 2,860,334	$ 1,310,794	$ 2,485,357	$ 3,102,688	$ 2,171,552
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,978,511	799,041	1,618,305	314,916	1,056,461
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal 2025, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total(a)	$539,845	$2,860,334
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$—	$(2,163,340)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$—	$2,158,240
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$(2,352,063)	$112,506
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$—	$—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$—	$10,771
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$(1,812,218)	$2,978,511
(a)    We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)    The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the current fiscal year.
(c)    In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards to our named executive officers were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way we have historically determined fair value. The fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, and risk-free interest rates) that are generally consistent with those used to estimate fair value at the grant date under U.S. GAAP. See “Stock-based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the current fiscal year.

	2025
Restricted Stock Units
Stock Price ($)	4.99	—	6.63

Performance Share Units
TSR Realized Performance (Percentile)	<40th Percentile
Volatility	50.29%	—	56.46%
Risk Free Interest Rate	4.09%	—	4.40%

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid Versus Revenue
Tabular List, Table

Tabular List
Revenue
Adjusted EBITDA	(a)

Total Shareholder Return Amount			$ 44	40	47	54	113
Peer Group Total Shareholder Return Amount			289	220	142	183	146
Net Income (Loss)			$ (28,000,000)	$ (3,000,000)	$ (66,000,000)	$ (93,000,000)	$ (95,000,000)
Company Selected Measure Amount			421,000,000	404,000,000	401,000,000	391,000,000	355,000,000
Additional 402(v) Disclosure			Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.This figure is the average of compensation actually paid for our named executive officers other than our PEO. Compensation actually paid does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table in note (4) above, with the indicated figures showing an average of such figure for all named executive officers other than our PEO.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above and reinvesting all dividends until the last day of each reported fiscal year.The dollar amounts reported are the Company's net loss reflected in the Company’s audited financial statements. In the Company's assessment, revenue in accordance with U.S. GAAP is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net loss) used by the company in fiscal year 2025 to link compensation actually paid to performanceSee the Appendix for a discussion of Adjusted EBITDA.
Equity Valuation Assumption, Stock Price, RSU, Minimum | $ / shares			$ 4.99
Equity Valuation Assumption, Stock Price, RSU, Maximum | $ / shares			$ 6.63
Equity Valuation Assumption, Volatility, PSU, Minimum			50.29%
Equity Valuation Assumption, Volatility, PSU, Maximum			56.46%
Equity Valuation Assumption, Risk Free Interest Rate, PSU, Minimum			4.09%
Equity Valuation Assumption, Risk Free Interest Rate, PSU, Maximum			4.40%
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Howard Lerman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 116,767	$ 6,947,016	$ 3,844,235
PEO Actually Paid Compensation Amount			0	0	(4,320,252)	$ 1,802,610	$ 4,278,373
PEO Name	Howard Lerman					Howard Lerman	Howard Lerman
Michael Walrath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			539,845	7,596,569	11,442,362	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ (1,812,218)	$ 6,519,882	$ 11,093,689	$ 0	$ 0
PEO Name		Michael Walrath	Michael Walrath	Michael Walrath
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,352,063)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,163,340)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,158,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			112,506
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,771
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0